PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 51,951,003		¥ 56,547,070
Less: Accumulated depreciation	(16,155,118)		(14,700,713)
Subtotal	35,795,885		41,846,357
Construction in progress	848,928		2,954,335
Property, plant and equipment, net	36,644,813		44,800,692		$ 5,240,139
Depreciation of property, plant and equipment	7,761,000	$ 1,109,814	7,544,061	¥ 7,856,257
Receivables related to disposal of certain equipment	151,000		944,000	290,000
Gain (loss) on disposition of property plant equipment	(31,000)	$ (4,468)	(431,542)	(107,829)
Property, plant and equipment impairment	881,000		1,242,000	640,000
Property, plant and equipment, permanent shut-down manufacturing plants	881,000		183,000	¥ 640,000
Carrying amount of property, plant and equipment	3,396,000
Property, plant and equipment, fair value	2,337,000
Impairment charge	1,059,000
Property, plant and equipment pledged as collateral for borrowings	13,278,000		12,483,000
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	18,993,771		20,391,168
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	31,907,826		35,143,702
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	189,046		200,709
Furniture, fixture and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 860,360		¥ 811,491